PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
23.	PROPERTY, PLANT AND EQUIPMENT

				Machinery
			Buildings and	and	Assets under
	December 31, 2017	Land	improvements	equipment	construction (a)	Other	Total
	Cost
	December 31, 2016	134	3,457	4,845	1,453	208	10,097
	Additions	5	230	216	440	2	893
	Business acquisitions	2	19	19	-	-	40
	Disposals	(2)	(19)	(216)	(4)	(3)	(244)
	Transfers (b)	-	127	999	(1,139)	13	-
	Other adjustments (c)	(21)	(244)	(297)	(101)	(90)	(753)
	Foreign currency translation	2	93	118	11	3	227
	December 31, 2017	120	3,663	5,684	660	133	10,260
	Accumulated depreciation
	December 31, 2016	-	(692)	(2,513)	-	(74)	(3,279)
	Depreciation	-	(113)	(335)	-	(10)	(458)
	Disposals	-	13	203	-	3	219
	Other adjustments (c)	-	154	229	-	39	422
	Foreign currency translation	-	(13)	(59)	-	(1)	(73)
	December 31, 2017	-	(651)	(2,475)	-	(43)	(3,169)
	Net book value	120	3,012	3,209	660	90	7,091

  Assets under construction include assets in the following operating segments: nitrogen assets of $452-million, potash assets of $90-million and $118-million in various other operating segments. Assets in the nitrogen and potash operating segments include greenfield assets of $116-million and brownfield assets of $292-million.
  We transferred $662-million related to the Borger expansion project from assets under construction to buildings and improvements and machinery and equipment when the assets became available for use.
  Other adjustments include assets classified as held for sale with a net book value of $291-million.

			Machinery
		Buildings and	and	Assets under
December 31, 2016	Land	improvements	equipment	construction (a)	Other	Total
Cost
December 31, 2015	126	3,307	4,379	1,209	185	9,206
Additions	4	42	174	528	1	749
Business acquisitions	6	52	61	-	-	119
Disposals	(3)	(25)	(68)	-	-	(96)
Transfers	-	43	230	(291)	18	-
Other adjustments	-	(37)	(14)	-	-	(51)
Foreign currency translation	1	75	83	7	4	170
December 31, 2016	134	3,457	4,845	1,453	208	10,097
Accumulated depreciation
December 31, 2015	-	(603)	(2,208)	-	(62)	(2,873)
Depreciation	-	(103)	(317)	-	(11)	(431)
Disposals	-	20	47	-	-	67
Foreign currency translation	-	(6)	(35)	-	(1)	(42)
December 31, 2016	-	(692)	(2,513)	-	(74)	(3,279)
Net book value	134	2,765	2,332	1,453	134	6,818

Assets under construction include assets in the following operating segments: nitrogen assets of $1.2-billion, potash assets of $140-million and $113-million in various other operating segments. Assets in the nitrogen and potash operating segments include greenfield assets of $116-million and brownfield assets of $860-million.

Depreciation of property, plant and equipment	2017	2016
Cost of product sold	222	204
Selling	176	160
General and administrative	22	21
	420	385

Depreciation recorded in inventory	11	24

Turnaround costs included in machinery and equipment	2017	2016
Cost
Balance, beginning of year	316	273
Additions	111	44
Retirements	(86)	(1)
Other adjustments	(36)	-
Balance, end of year	305	316
Accumulated depreciation
Balance, beginning of year	(169)	(102)
Depreciation	(57)	(68)
Retirements	85	1
Other adjustments	26	-
Balance, end of year	(115)	(169)
Net book value	190	147

Turnaround costs include replacement or overhaul of equipment and items such as compressors, turbines, pumps, motors, valves, piping and other parts; assessment of production equipment; replacement of aged catalysts; new installation or recalibration of measurement and control devices; and other costs. We capitalize turnaround costs only if they meet the capitalization criteria of IFRS.